The Company and basis of presentation (Tables)	9 Months Ended
Sep. 30, 2022
The Company and basis of presentation
Summary of specific inputs used to calculate the loss on net monetary position

Inputs for the calculation of losses on net monetary positions

	Argentina	Lebanon	Turkiye
Date of IAS 29 initial application	July 1, 2018	December 31, 2020	April 1, 2022
Consumer price index	National Institute of Statistics & Censuses	Central Administration of Statistics	Turkish Statistical Institute
Index at September 30, 2022	967.3	1,611.4	1,046.9
Calendar year increase	66%	75%	52%
Loss on net monetary position in € THOUS	43,423	1,100	8,451